ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Product Warranty Liability [Line Items]
Warranty reserve expense	$ 52,000
Warranty reserve acquired in IMT acquisition	167,000
Warranty Reserves [Member]
Product Warranty Liability [Line Items]
Begining, Balance	9,000	$ 9,000
Warranty reserve expense	52,000	6,000
Warranty claims settled and true-up of accrual	(46,000)	(6,000)
Warranty reserve acquired in IMT acquisition	167,000
Ending, Balance	$ 182,000	$ 9,000